INVENTORY, NET (Details Narrative)	Sep. 30, 2025 USD ($)
Inventory Disclosure [Abstract]
Inventory, Finished Goods, Net of Reserves	$ 626,671
Inventory, Raw Materials, Net of Reserves	$ 1,955,203